CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income tax incurred relating to other comprehensive income/(loss) items	$ 0	$ 0